Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (23,505)	¥ (166,476)	¥ (102,338)	¥ (2,351,565)
Deferred income tax benefits	376,539	2,666,910	3,901,192	1,804,356
Total (provision for) benefit of income tax	$ 353,034	¥ 2,500,434	¥ 3,798,854	¥ (547,209)